UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2015

Walthausen Small Cap Value Fund
Semi-Annual Report
July 31, 2015

Dear Fellow Shareholders,

The new fiscal year has been dominated by growth stocks. If we compare the Fund's benchmark Russell 2000 Value Index to its growth counterpart, the Russell 2000 Growth Index, it is almost as though it is two different markets. The value index is up 2.24% for the six months ended July 31, 2015 while the growth index soared 11.73% for the same period. In fact, growth now dominates the market returns whether it is the one, three, five or ten year numbers. This is unusual but it does happen from time to time. It seems that investors are beginning to believe that the ultra-low interest rates will be with us for a very long time. They seem inclined to believe that money is virtually costless and thus adjust discount rates down to almost nothing. We disagree. We believe that investors are underestimating risk. There is too much history to suggest that today's interest rates are anything but a temporary aberration. We don't know when rates will go up and believe that speculation on what the Federal Reserve will do this fall is of little value. We believe that larger risk to the equity markets is slowing international trade, falling petroleum prices, and China's struggles to maintain high growth and ample employment.

In this unusual environment we continue to utilize our analytic process trying to find companies where the future is more promising than the current stock price suggests. Unfortunately, the process, which so often has been rewarding, has not recently brought the results that we hope for. For the six month period, we gained only a meager 67 basis points, thus missing our benchmark returns. In our analysis it appears that both allocation and selection reduced our returns. While we were helped by being underweight in the worst performing sector (Energy) and by being absent from Utilities, another negative performing sector, we were penalized by a meaningful over weight in Materials. There we were hurt by positions in Cliffs Natural, the largest producer of iron ore pellets in the US, and by our holdings in Intrepid Potash, a well-positioned producer of potash. We continue to believe that both companies are substantially more valuable than the market gives them credit for. We were also hurt by an underweight position in Financials but made up for it by being well weighted in the banks, an industry which did well. In fact, four of our banks returned better than 20% in the period.

The stocks which did particularly well were, in general, stocks in the healthcare sector like Cambrex, Addus HomeCare and Kindred Healthcare; or which showed extraordinary earnings growth like Bassett Furniture and Eagle Bancorp; or our one takeover, Remy International.

As we review the portfolio, I am still cautious about the valuations in the market. We continue to use our analytic tools to try to find a good mix of stocks with better than average return potential.

Thank You for your continued support.

Sincerely,

John B. Walthausen CFA

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund's prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2015 Semi-Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/15 NAV $21.02

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2015

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	-0.39%	16.10%	14.97%	13.91%
Russell 2000® Value Index(B)	4.30%	14.82%	12.60%	7.38%

Annual Fund Operating Expense Ratio (from Prospectus dated June 1, 2015): 1.23%

The Fund’s expense ratio for the six months ended July 31, 2015 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the impact of breakpoints in expenses charged as described in Note 4.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2015 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND

                                * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2015 Semi-Annual Report 3

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2015 and held through July 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees, and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2015
	February 1, 2015	July 31, 2015	to July 31, 2015

Actual	$1,000.00	$1,006.70	$6.17

Hypothetical	$1,000.00	$1,018.70	$6.21
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Semi-Annual Report 4

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Chemicals
924,370	American Vanguard Corporation	$11,850,423	1.44%
Air Transportation, Nonscheduled
515,320	Era Group Inc. *	8,724,368	1.06%
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
274,500	AAON Inc.	6,091,155	0.74%
Broadwoven Fabric Mills, Man Made Fiber & Silk
154,721	Albany International Corporation Class A	5,758,716	0.70%
Commercial Printing
159,074	Multi-Color Corporation	10,158,466	1.23%
Communications Services, NEC
297,613	DigitalGlobe, Inc. *	6,303,443	0.77%
Computer & Office Equipment
216,915	Lexmark International Inc. Class A	7,372,941	0.90%
Construction Machinery & Equipment
256,693	Columbus McKinnon Corporation	6,022,018	0.73%
Crude Petroleum & Natural Gas
158,070	PDC Energy, Inc. *	7,421,387	0.90%
Electronic Components & Accessories
867,035	Vishay Intertechnology Inc.	9,953,562	1.21%
Engines & Turbines
618,130	Briggs & Stratton Corporation	11,423,042	1.39%
Fabricated Plate Work (Boiler Shops)
106,345	Chart Industries, Inc. *	2,903,218
73,040	Global Power Equipment Group Inc.	493,020
		3,396,238	0.41%
Fire, Marine & Casualty Insurance
391,993	Horace Mann Educators Corporation	13,813,833
160,960	The Navigators Group, Inc. *	12,583,853
		26,397,686	3.21%
General Building Contractors - Nonresidential Buildings
566,490	Tutor Perini Corporation *	11,856,636	1.44%
Gold & Silver Ores
1,571,540	Nevsun Resources Ltd. (Canada)	5,028,928	0.61%
Greeting Cards
231,073	CSS Industries Inc.	6,560,162	0.80%
Heavy Construction Other Than Building Construction - Contractors
1,183,270	Great Lakes Dredge & Dock Corporation *	5,999,179	0.73%
Industrial Inorganic Chemicals
371,375	LSB Industries Inc. *	13,707,451	1.67%
Instruments for Measuring & Testing of Electricity & Electric Signals
122,571	Allied Motion Technologies, Inc.	2,591,151	0.31%
Insurance Agents, Brokers & Service
97,930	CorVel Corporation *	3,129,843	0.38%
Life Insurance
278,810	Primerica, Inc.	12,610,576	1.53%
Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	850,000	0.10%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Metal Forgings & Stampings
324,919	Materion Corp.	$9,942,521
315,770	TriMas Corp. *	7,420,595
		17,363,116	2.11%
Metal Mining
2,665,200	Cliffs Natural Resources Inc.	6,716,304	0.82%
Millwood, Veneer, Plywood, & Structural Wood Members
1,141,020	Ply Gem Holdings, Inc. *	16,487,739	2.00%
Miscellaneous Business Credit Institution
1,109,180	Intrepid Potash, Inc. *	9,472,397	1.15%
Miscellaneous Fabricated Metal Products
1,394,130	Mueller Water Products, Inc. Series A	12,449,581	1.51%
Motor Homes
529,939	Winnebago Industries, Inc.	11,833,538	1.44%
Motor Vehicle Parts & Accessories
85,805	Horizon Global Corporation *	1,074,279
1,173,861	Modine Manufacturing Corporation *	11,891,212
668,945	Superior Industries International, Inc.	11,318,549
		24,284,040	2.95%
National Commercial Banks
211,608	City Holding Company	10,203,738
307,100	Community Bank System Inc.	11,740,433
720,290	First Financial Bancorp	13,692,713
1,201,740	First Niagara Financial Group, Inc.	11,668,895
501,930	WSFS Financial Corporation	14,410,410
		61,716,189	7.50%
Office Furniture (No Wood)
652,110	Steelcase Inc. Class A	11,640,163	1.41%
Operative Builders
644,990	M/I Homes, Inc. *	16,176,349	1.97%
Paints, Varnishes, Lacquers, Enamels & Allied Products
852,210	Ferro Corporation *	11,837,197	1.44%
Pharmaceutical Preparations
272,484	Cambrex Corporation *	13,419,837	1.63%
Plastics, Materials, Synth Resins & Nonvulcan Elastomers
316,180	Rogers Corporation *	17,696,595	2.15%
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
559,890	Rayonier Advanced Materials Inc.	7,866,454	0.96%
Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	3,088,310	0.38%
Pulp Mills
453,764	Mercer International Inc. (Canada) *	5,486,007	0.67%
Radio & TV Broadcasting & Communication Equipment
421,720	Comtech Telecommunications Corp.	12,149,753	1.48%
Railroad Equipment
315,510	Freightcar America, Inc.	6,076,723
181,650	The Greenbrier Companies, Inc.	8,310,488
		14,387,211	1.75%
Real Estate Agents & Managers (For Others)
571,790	Interval Leisure Group, Inc.	12,190,563	1.48%
Refrigeration & Service Industries
75,841	Standex International Corp.	5,675,940	0.69%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Retail - Furniture Stores
352,290	Haverty Furniture Companies, Inc.	$7,813,792	0.95%
Retail - Home Furniture, Furnishings & Equipment Stores
1,093,890	Pier 1 Imports, Inc.	12,918,841	1.57%
Retail - Variety Stores
306,320	Big Lots, Inc.	13,226,898	1.61%
Rolling Drawing & Extruding of Nonferrous Metals
182,510	Kaiser Aluminum Corporation	15,412,969	1.87%
Savings Institution, Federally Chartered
708,695	Dime Community Bancshares, Inc.	12,047,815	1.46%
Services - Business Services, NEC
1,147,278	Lionbridge Technologies, Inc. *	6,745,995	0.82%
Services - Computer Integrated Systems Design
553,590	Convergys Corporation	13,900,645
1,248,412	Sonus Networks, Inc. *	10,074,685
138,730	SYNNEX Corporation	10,492,150
		34,467,480	4.19%
Services - Educational Services
243,152	American Public Education, Inc. *	6,290,342
230,450	Capella Education Company	11,870,479
		18,160,821	2.21%
Services - Equipment Rental & Leasing, NEC
413,290	McGrath RentCorp	10,481,034	1.27%
Services - Home Health Care Services
251,346	Addus HomeCare Corporation *	6,821,530	0.83%
Services - Miscellaneous Amusement & Recreation
710,700	SeaWorld Entertainment, Inc.	12,323,538	1.50%
Services - Nursing & Personal Care Facilities
703,208	Kindred Healthcare, Inc.	14,507,181	1.76%
Special Industry Machinery, NEC
400,090	Amtech Systems, Inc. *	2,644,595	0.32%
State Commercial Banks
354,540	Bryn Mawr Bank Corp.	10,224,934
775,670	CVB Financial Corp.	13,737,116
267,167	Eagle Bancorp, Inc. *	11,862,215
192,600	Great Southern Bancorp, Inc.	7,992,900
309,670	Lakeland Financial Corporation	13,173,362
429,649	Southside Bancshares, Inc.	11,738,024
141,020	Stock Yards Bancorp, Inc.	5,197,997
377,140	TriCo Bancshares	9,349,301
1,549,994	TrustCo Bank Corp NY	9,656,463
958,730	Wilshire Bancorp, Inc.	11,140,443
		104,072,755	12.65%
Surety Insurance
756,850	NMI Holdings, Inc. *	6,054,800	0.74%
Textile Mill Products
216,590	Lydall Inc. *	6,434,889
429,429	Unifi, Inc. *	13,252,179
		19,687,068	2.39%
Title Insurance
816,590	Fidelity National Financial Ventures *	11,889,550	1.45%
Wholesale - Durable Goods
15,000	School Specialty, Inc. * **	1,387,500	0.17%

* Non-Income Producing Securities. ** Level 2 Security. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
283,460	Houston Wire & Cable Company	$2,619,170	0.32%
Wood Household Furniture, (No Upholstered)
319,382	Bassett Furniture Industries Inc.	10,472,536	1.27%
Total for Common Stocks (Cost $727,104,208)		$798,900,522	97.10%
MONEY MARKET FUNDS
25,852,637	Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% ***		$25,852,637	3.14%
(Cost $25,852,637)
Total Investment Securities		824,753,159	100.24%
(Cost $752,956,845)****
Liabilities in Excess of Other Assets		(1,986,273)	-0.24%
Net Assets		$822,766,886	100.00%

*** Variable rate security; the yield rate shown represents the rate at July 31, 2015.
**** At July 31, 2015, tax basis cost of the Fund’s investments was $752,956,845 and the unrealized appreciation and depreciation were $135,814,826 and ($64,018,512), respectively, with a net unreal-
ized appreciation of $71,796,314.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2015

Assets:
Investment Securities at Fair Value	$824,753,159
(Cost $752,956,845)
Cash	60,767
Receivable for Shareholder Subscriptions	477,647
Dividends Receivable	597,029
Interest Receivable	101
Total Assets	825,888,703
Liabilities:
Payable for Securities Purchased	488,052
Payable for Shareholder Redemptions	1,743,348
Payable to Advisor for Management Fees (Note 4)	722,578
Payable to Advisor for Service Fees (Note 4)	167,839
Total Liabilities	3,121,817
Net Assets	$822,766,886

Net Assets Consist of:
Paid In Capital	$675,210,697
Accumulated Undistributed Net Investment Income (Loss)	773,720
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	74,986,155
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	71,796,314
Net Assets, for 39,148,835 Shares Outstanding	$822,766,886
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($822,766,886/39,148,835 shares)	$21.02
Redemption Price Per Share ($21.02 * 0.98) (Note 2)	$20.60

Statement of Operations (Unaudited)
For the six month period ended July 31, 2015

Investment Income:
Dividends (Net of foreign withholding tax of $18,859)	$6,296,580
Interest	1,774
Total Investment Income	6,298,354
Expenses:
Management Fees (Note 4)	4,412,097
Service Fees (Note 4)	1,010,853
Total Expenses	5,422,950

Net Investment Income (Loss)	875,404

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	50,693,670
Net Change in Unrealized Appreciation (Depreciation) on Investments	(45,977,369)
Net Realized and Unrealized Gain (Loss) on Investments	4,716,301

Net Increase (Decrease) in Net Assets from Operations	$5,591,705

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2015	2/1/2014
	to	to
	7/31/2015	1/31/2015
From Operations:
Net Investment Income (Loss)	$875,404	$(742,684)
Net Realized Gain (Loss) on Investments	50,693,670	112,793,320
Net Change in Unrealized Appreciation (Depreciation) on Investments	(45,977,369)	(83,803,536)
Increase (Decrease) in Net Assets from Operations	5,591,705	28,247,100
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	(108,470,624)
Change in Net Assets from Distributions	-	(108,470,624)
From Capital Share Transactions:
Proceeds From Sale of Shares	98,269,221	194,973,875
Proceeds From Redemption Fees (Note 2)	5,727	33,673
Shares Issued on Reinvestment of Dividends	-	99,025,202
Cost of Shares Redeemed	(108,870,320)	(217,607,125)
Net Increase (Decrease) from Shareholder Activity	(10,595,372)	76,425,625

Net Increase (Decrease) in Net Assets	(5,003,667)	(3,797,899)

Net Assets at Beginning of Period	827,770,553	831,568,452
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of $773,720 and ($101,684))	$822,766,886	$827,770,553

Share Transactions:
Issued	4,469,152	8,241,166
Reinvested	-	4,497,057
Redeemed	(4,955,862)	(9,125,822)
Net Increase (Decrease) in Shares	(486,710)	3,612,401
Shares Outstanding Beginning of Period	39,635,545	36,023,144
Shares Outstanding End of Period	39,148,835	39,635,545

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2015		2/1/2014		2/1/2013		2/1/2012		2/1/2011	2/1/2010
	to		to		to		to		to	to
	7/31/2015		1/31/2015		1/31/2014		1/31/2013		1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$20.88		$23.08		$20.04		$16.10		$16.19	$11.27
Net Investment Income (Loss) (a)	0.02		(0.02)		(0.06)		0.03		(0.03)	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	0.12		0.93		4.29		4.64		0.15	4.93
Total from Investment Operations	0.14		0.91		4.23		4.67		0.12	4.91
Distributions (From Net Investment Income)	-		-		-		(0.02)		-	-
Distributions (From Realized Capital Gains)	-		(3.11)		(1.19)		(0.71)		(0.22)	-
Total Distributions	-		(3.11)		(1.19)		(0.73)		(0.22)	-
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	-	+	0.01	0.01
Net Asset Value -
End of Period	$21.02		$20.88		$23.08		$20.04		$16.10	$16.19
Total Return (c)	0.67%	*	3.23%		20.82%		29.27%		0.95%	43.66%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$822,767		$827,771		$831,568		$647,734		$324,281	$251,821
Ratio of Expenses to Average Net Assets	1.24%	**	1.23%		1.24%		1.30%		1.32%	1.38%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.20%	**	-0.09%		-0.24%		0.15%		-0.16%	-0.14%
Portfolio Turnover Rate	33.06%	*	69.42%		69.87%		52.63%		55.36%	52.72%

+ Amount calculated is less than $0.005.
* Not Annualized.
** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2015
(Unaudited)

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of July 31, 2015, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

After December 31, 2012, the Fund closed to new investors. However, you may purchase additional Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are: (i) a current Fund shareholder as of December 31, 2012; (ii) a participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of December 31, 2012; (iii) a broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of December 31, 2012 purchasing shares on behalf of new and existing clients; or (iv) a client who maintains a managed account with Walthausen & Co., LLC. Except as otherwise noted, these restrictions apply to investments made directly with the Fund through its transfer agent, investments made indirectly through financial institutions and investments made indirectly through financial intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Fund management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2015, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

2015 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2015, proceeds from redemption fees amounted to $5,727.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair

2015 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized as level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified as level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$797,513,022	$1,387,500	$0	$798,900,522
Money Market Funds	25,852,637	0	0	25,852,637
Total	$823,365,659	$1,387,500	$0	$824,753,159

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2015. The Fund did not invest in any derivative instruments during the six month period ended July 31, 2015.

The following table shows transfers between level 1 and level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$0	$1,387,500	$1,387,500	$0

2015 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

Financial assets were transferred from level 1 to level 2 when the underlying position was not actively traded on July 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the "Services Agreement"), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

For the six month period ended July 31, 2015, the Advisor earned management fees totaling $4,412,097, of which $722,578 was due to the Advisor at July 31, 2015. For the same period, the Advisor earned service fees of $1,010,853, of which $167,839 was due to the Advisor at July 31, 2015.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2015 for their services to the Fund. Under the Management Agreement, the Advisor pays these fees.

5.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2015 was $675,210,697 representing 39,148,835 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $284,539,584 and $276,335,155, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2015, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 34.95% and 44.54%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2015 was $752,956,845. At July 31, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$135,814,826	($64,018,512)	$71,796,314

As of July 31, 2015, there were no differences between book and tax basis.

2015 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

There were no distributions paid during the six month period ended July 31, 2015. For the fiscal year ended January 31, 2015, there was a distribution from short-term capital gain of $0.64895 per share and a long-term capital gain of $2.45789 per share paid on December 23, 2014 to shareholders of record on December 22, 2014.

Distributions paid from:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2015	January 31, 2015
Ordinary Income .	$ -0-	$ -0-
Short-Term Capital Gain	-0-	22,657,109
Long-Term Capital Gain	-0-	85,813,515
	$ -0-	$ 108,470,624

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Semi-Annual Report 15

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2015 Semi-Annual Report 16

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2015 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS   TICKER WSVIX
RETAIL CLASS   TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2015

Walthausen Select Value Fund
Semi-Annual Report
July 31, 2015

Dear Fellow Shareholders,

The first six months of this fiscal year were not particularly rewarding for the Walthausen Select Value Fund. While the Fund's institutional class did outpace the Russell 2500 Value Index benchmark with a return of 3.54% versus 2.79% for the benchmark, the returns were well below what investors in growth funds achieved. We are in an unusual period where US equity markets have been in an almost continuous upswing since mid-2011. While some growth in the economy must be credited, we believe that the sustained ultra- low interest rates have been the driver. Unfortunately, the low interest rates which are intended to stimulate growth have been much more effective in stimulating speculation. We see that in the extraordinary performance of growth stocks and we see even starker examples in the flow of funds into the biotechnology sector and Silicon Valley technology startups. Will the Fed choose to try to moderate that flow of funds by an interest rate hike or will they feel the need to get rates up so that they can be in a position to use lower rates and quantitative easing to stimulate the economy if it slows down? We don't know. We do know that the economic growth of the developed world is unimpressive and the maturing of the Chinese economy and the resultant slowdown in its growth rate carry some hard to quantify hazards.

Looking at our performance, we see that most of our relative gains came from an advantageous sector allocation. We don't take a lot of pride in that because our methodology relies on stock selection. Thus as we examine our results and see that stock selection shows as a modest negative we conclude that we are still fighting in a market which is not congenial to our process. The sector wins were from being absent from Utilities and Telecommunications Services and from being underweight in Energy. That helped but we virtually never hold Utilities, and the last few years when we were heavy in Exploration & Production names must be seen as unusual. In our selections, we were hurt largely by falling prices in natural gas and iron ore, factors which impacted the performance of two stocks in particular, Cliffs Natural Resources and Ultra Petroleum. In both cases we believe the companies are well positioned and worth more than investors are giving them credit for. We were also too early in reentering a position in McGrath RentCorp but believe that some uptick in commercial construction and healthier school budgets auger well for the core business and more than offset perceived risks in the Adler Tank's oil exploration exposure. We did do quite well with Chicago Bridge and Iron and our holdings in quality regional banks.

As we look forward we continue to be cautious about valuations in the market. We continue with our strategy of maintaining a diversified but relatively concentrated portfolio of forty stocks.

Thank You for your continued support.

Sincerely,

John B. Walthausen CFA

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund's prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2015 Semi-Annual Report 1

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/15 Institutional Class NAV $15.22
7/31/15 Retail Class NAV $15.06

TOTAL RETURNS (%) AS OF JULY 31, 2015.

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	0.41%	17.80%	12.23%
Walthausen Select Value Fund - Retail Class	0.21%	17.53%	11.94%
Russell 2500® Value Index(B)	4.53%	16.57%	11.51%

Annual Fund Operating Expense Ratios (from Prospectus dated June 1, 2015):
                                     Institutional Class - Gross 1.45%, Net 1.20%
                                     Retail Class - 1.45%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional and Retail Classes. Absent that arrangement, the performance of the Classes would have been lower.

The Fund’s expense ratio for the six month period ended July 31, 2015 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2015 Semi-Annual Report 2

WALTHAUSEN SELECT VALUE FUND

                                         WALTHAUSEN SELECT VALUE FUND
                                                     by Sectors (Unaudited)
                                              (as a percentage of Net Assets)

                * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2015 Semi-Annual Report 3

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2015 and held through July 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2015
	February 1, 2015	July 31, 2015	to July 31, 2015

Actual	$1,000.00	$1,035.37	$6.06

Hypothetical**	$1,000.00	$1,018.84	$6.01
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

Retail Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2015
	February 1, 2015	July 31, 2015	to July 31, 2015

Actual	$1,000.00	$1,033.63	$7.31

Hypothetical**	$1,000.00	$1,017.60	$7.25
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

2015 Semi-Annual Report 4

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
33,570	Assurant, Inc.	$2,504,322	2.71%
Air Transportation, Nonscheduled
58,550	Air Methods Corporation *	2,306,284	2.49%
Blankbooks, Looseleaf Binders & Bookbinding & Related Work
36,120	Deluxe Corporation	2,327,212	2.51%
Communications Services, NEC
81,370	NeuStar, Inc. Class A *	2,511,892	2.71%
Computer & Office Equipment
53,440	Lexmark International Inc. Class A	1,816,426	1.96%
Construction - Special Trade Contractors
49,920	Chicago Bridge & Iron Company N.V. (Netherlands)	2,652,749	2.87%
Converted Paper & Paperboard Products (No Containers/Boxes)
34,420	Avery Dennison Corp.	2,094,457	2.26%
Crude Petroleum & Natural Gas
181,280	Ultra Petroleum Corp. *	1,410,358	1.52%
Electrical Work
49,310	EMCOR Group, Inc.	2,358,497	2.55%
Electronic Components & Accessories
193,270	Vishay Intertechnology Inc.	2,218,740	2.40%
Fabricated Rubber Products, NEC
22,550	Carlisle Companies Incorporated	2,283,413	2.47%
Fire, Marine & Casualty Insurance
34,650	American Financial Group	2,389,117
62,980	Horace Mann Educators Corporation	2,219,415
		4,608,532	4.98%
Hospital & Medical Service Plans
34,270	Molina Healthcare, Inc. *	2,584,986	2.79%
Life Insurance
54,950	Primerica, Inc.	2,485,389
99,110	Symetra Financial Corporation	2,481,714
		4,967,103	5.37%
Metal Mining
501,340	Cliffs Natural Resources Inc.	1,263,377	1.37%
Motor Vehicle Parts & Accessories
79,860	Allison Transmission Holdings, Inc.	2,330,315	2.52%
National Commercial Banks
244,990	First Niagara Financial Group, Inc.	2,378,853	2.57%
Plastic Materials, Synth Resin
43,370	Hexcel Corp.	2,250,469
70,780	PolyOne Corporation	2,425,631
		4,676,100	5.06%
Plastics Products, NEC
34,980	AptarGroup, Inc.	2,371,294	2.56%
Railroad Equipment
78,505	Trinity Industries, Inc.	2,297,056	2.48%
Retail - Food Stores
52,030	GNC Holdings, Inc. Class A	2,560,396	2.77%
Retail - Variety Stores
51,660	Big Lots, Inc.	2,230,679	2.41%
Services - Computer Processing & Data Preparation
18,210	DST Systems, Inc.	1,987,622	2.15%
Services - Educational Services
52,430	DeVry Education Group Inc.	1,592,823	1.72%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Services - Equipment Rental & Leasing, NEC
78,960	McGrath RentCorp	$2,002,426	2.16%
Services - Hospitals
51,000	HealthSouth Corp.	2,330,700	2.52%
Services - Miscellaneous Amusement & Recreation
106,340	SeaWorld Entertainment, Inc.	1,843,936	1.99%
Services - Nursing & Personal Care Facilities
97,100	Kindred Healthcare, Inc.	2,003,173	2.16%
Services - Personal Services
19,650	UniFirst Corporation	2,177,613	2.35%
State Commercial Banks
35,180	Bank of Hawaii Corporation	2,373,595
49,038	Commerce Bancshares, Inc.	2,309,199
53,830	Eagle Bancorp, Inc. *	2,390,052
49,870	Independent Bank Corp.	2,411,713
15,800	Signature Bank Corp. *	2,300,322
		11,784,881	12.74%
Trucking (No Local)
90,670	Swift Transportation Company Class A *	2,159,759	2.33%
Wholesale - Electronic Parts & Equipment, NEC
54,330	Avnet, Inc.	2,267,191	2.45%
Total for Common Stocks (Cost $84,456,496)		$86,903,165	93.90%
REAL ESTATE INVESTMENT TRUSTS
90,735	OUTFRONT Media Inc.	2,280,171	2.46%
	(Cost $2,609,552)
MONEY MARKET FUNDS
3,385,261	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	3,385,261	3.66%
	(Cost $3,385,261)
Total Investment Securities		92,568,597	100.02%
	(Cost $90,451,309)***
Liabilities in Excess of Other Assets		(22,880)	-0.02%
Net Assets		$92,545,717	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at July 31, 2015.
*** At July 31, 2015, tax basis cost of the Fund’s investments was $90,451,309 and the unrealized appreciation and depreciation were $9,279,608 and ($7,162,320), respectively, with a net unrealized appreciation of $2,117,288.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2015
Assets:
Investment Securities at Fair Value	$92,568,597
(Cost $90,451,309)
Cash	8,857
Receivable for Dividends and Interest	14,151
Receivable for Shareholder Subscriptions	84,841
Total Assets	92,676,446
Liabilities:
Payable for Shareholder Redemptions	27,573
Payable to Advisor for Management Fees (Note 4)	67,536
Payable to Advisor for Service Fees (Note 4)	35,620
Total Liabilities	130,729
Net Assets	$92,545,717
Net Assets Consist of:
Paid In Capital	$90,697,060
Accumulated Undistributed Net Investment Income (Loss)	108,417
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(377,048)
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	2,117,288
Net Assets	$92,545,717

Institutional Class
Net Assets	$54,619,247
Shares Outstanding
(Unlimited shares authorized)	3,588,760
Net Asset Value and Offering Price Per Share	$15.22
Redemption Price Per Share ($15.22 * 0.98) (Note 2)	$14.92

Retail Class
Net Assets	$37,926,470
Shares Outstanding
(Unlimited shares authorized)	2,518,630
Net Asset Value and Offering Price Per Share	$15.06
Redemption Price Per Share ($15.06 * 0.98) (Note 2)	$14.76

Statement of Operations (Unaudited)
For the six month period ended July 31, 2015
Investment Income:
Dividends (Net of foreign withholding tax of $1,101)	$683,232
Interest	190
Total Investment Income	683,422
Expenses:
Management Fees (Note 4)	435,024
Service Fees (Note 4)	195,761
Total Expenses	630,785
Less: Waived Service Fees	(65,600)
Net Expenses	565,185
Net Investment Income (Loss)	118,237
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(991,732)
Net Change In Unrealized Appreciation (Depreciation) on Investments	2,674,966
Net Realized and Unrealized Gain (Loss) on Investments	1,683,234
Net Increase (Decrease) in Net Assets from Operations	$1,801,471

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2015	2/1/2014
	to	to
	7/31/2015	1/31/2015
From Operations:
Net Investment Income (Loss)	$118,237	$564,207
Net Realized Gain (Loss) on Investments	(991,732)	2,980,661
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,674,966	(5,059,388)
Increase (Decrease) in Net Assets from Operations	1,801,471	(1,514,520)
From Distributions to Shareholders:
Net Investment Income
Institutional Class	-	(422,282)
Retail Class	-	(151,767)
Net Realized Gain from Security Transactions
Institutional Class	-	(1,870,369)
Retail Class	-	(855,570)
Change in Net Assets from Distributions	-	(3,299,988)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	11,840,218	24,479,055
Retail Class	19,473,662	28,057,908
Proceeds From Redemption Fees (Note 2)
Institutional Class	1,292	1,306
Retail Class	2,156	582
Shares Issued on Reinvestment of Dividends
Institutional Class	-	2,280,021
Retail Class	-	1,005,287
Cost of Shares Redeemed
Institutional Class	(5,455,264)	(7,808,957)
Retail Class	(7,986,612)	(5,733,526)
Net Increase (Decrease) from Shareholder Activity	17,875,452	42,281,676
Net Increase (Decrease) in Net Assets	19,676,923	37,467,168
Net Assets at Beginning of Period	72,868,794	35,401,626
Net Assets at End of Period (Including Accumulated Undistributed	$92,545,717	$72,868,794
Net Investment Income (Loss) of $108,417 and ($9,820), respectively)
Share Transactions:
Issued
Institutional Class	756,843	1,517,707
Retail Class	1,252,198	1,769,623
Reinvested
Institutional Class	-	147,861
Retail Class	-	65,791
Redeemed
Institutional Class	(349,637)	(499,005)
Retail Class	(524,915)	(363,045)
Net Increase (Decrease) in Shares	1,134,489	2,638,932

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Walthausen Select Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2015		2/1/2014		2/1/2013		2/1/2012	2/1/2011	12/27/2010*
	to		to		to		to	to	to
	7/31/2015		1/31/2015		1/31/2014		1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$14.70		$15.19		$12.01		$10.23	$10.04	$10.00
Net Investment Income (Loss) (a)	0.03		0.17		(0.01)		(0.01)	0.00	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.49		0.10		3.54		2.24	0.19	0.05
Total from Investment Operations	0.52		0.27		3.53		2.23	0.19	0.04
Distributions (From Net Investment Income)	-		(0.14)		-		-	-	-
Distributions (From Capital Gains)	-		(0.62)		(0.35)		(0.45)	-	-
Total Distributions	-		(0.76)		(0.35)		(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	-	-
Net Asset Value -
End of Period	$15.22		$14.70		$15.19		$12.01	$10.23	$10.04
Total Return (c)	3.54%	**	1.57%		29.31%		22.08%	1.89%	0.40%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$54,619		$46,778		$30,600		$15,044	$1,253	$963
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%		1.45%		1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	***	0.83%		-0.33%		-0.13%	-0.05%	-0.70%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.20%	***	1.20%		1.20%		1.39%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%	***	1.08%		-0.08%		-0.08%	-0.05%	-0.70%	***
Portfolio Turnover Rate	27.37%	**	75.83%		77.67%		36.16%	94.46%	3.02%	**

Walthausen Select Value Fund

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2015		2/1/2014		2/1/2013		2/1/2012	2/1/2011	12/27/2010*
	to		to		to		to	to	to
	7/31/2015		1/31/2015		1/31/2014		1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$14.57		$15.05		$11.94		$10.19	$10.04	$10.00
Net Investment Income (Loss) (a)	0.01		0.16		(0.05)		(0.04)	(0.06)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.48		0.09		3.51		2.24	0.21	0.05
Total from Investment Operations	0.49		0.25		3.46		2.20	0.15	0.04
Distributions (From Net Investment Income)	-		(0.11)		-		-	-	-
Distributions (From Capital Gains)	-		(0.62)		(0.35)		(0.45)	-	-
Total Distributions	-		(0.73)		(0.35)		(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	-	-
Net Asset Value -
End of Period	$15.06		$14.57		$15.05		$11.94	$10.19	$10.04
Total Return (c)	3.36%	**	1.46%		28.89%		21.88%	1.49%	0.40%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$37,926		$26,091		$4,802		$145	$16	$546
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%		1.47%		1.70%	1.70%	1.70%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	***	0.98%		-0.37%		-0.38%	-0.55%	-1.29%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%		1.45%		1.64%	1.70%	1.70%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	***	0.98%		-0.35%		-0.32%	-0.55%	-1.29%	***
Portfolio Turnover Rate	27.37%	**	75.83%		77.67%		36.16%	94.46%	3.02%	**

* Commencement of Operations. ** Not Annualized. *** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2015
(Unaudited)

1.) ORGANIZATION
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of July 31, 2015, there were two series authorized by the Trust. The Fund currently offers Institutional Class shares and Retail Class shares. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Prior to June 1, 2013, Retail Class shares of the Fund were subject to Rule 12b-1 distribution fees. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012 -2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2015, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2015, proceeds from redemption fees amounted to $1,292 and $2,156 for Institutional Class shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2015 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active mar-

2015 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

ket and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized as level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified as level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$86,903,165	$0	$0	$86,903,165
Real Estate Investment Trusts	2,280,171	0	0	2,280,171
Money Market Funds	3,385,261	0	0	3,385,261
Total	$92,568,597	$0	$0	$92,568,597

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 2 or level 3 assets during the six month period ended July 31, 2015. There were no transfers into or out of the levels during the six month period ended July 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2015.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2015, the Advisor earned management fees totaling $435,024, of which $67,536 was due to the Advisor at July 31, 2015.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's Trustees and

2015 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive, for the Institutional Class shares through May 31, 2016, 0.25% of the applicable Services Agreement fees for the class’s average daily net assets up to $100 million. The Advisor may not terminate the fee waiver before May 31, 2016.

For the six month period ended July 31, 2015, the Advisor earned service fees of $195,761, of which $35,620 was due to the Advisor at July 31, 2015. Service fees totaling $65,600 were waived with no recapture provision for the six month period ended July 31, 2015 for the Institutional Class.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2015 for their services to the Fund. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees for Retail Class shares; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2015 was $90,697,060 representing 3,588,760 Institutional Class shares outstanding and 2,518,630 Retail Class shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $40,317,001 and $22,682,291, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of July 31, 2015, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, held, in aggregate, 47.75% of the Institutional Class shares of the Fund, and therefore may be deemed to control the Institutional Class. As of July 31, 2015, NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 77.71%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class.

9.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2015 was $90,451,309. At July 31, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$9,279,608	($7,162,320)	$2,117,288

As of July 31, 2015, there were no differences between book and tax basis.

There were no distributions paid during the six month period ended July 31, 2015. There was a distribution paid on December 23, 2014 to the Fund’s shareholders of record on December 22, 2014. The Institutional Class paid a distribution of $0.14082 per share from net investment income, $0.12932 per share from long-term capital gains and $0.49440 per share from short-term capital gains. Also, the Retail Class paid a distribution of $0.11064 per share from net investment income, $0.12932 per share from long-term capital gains and $0.49440 per share from short-term capital gains.

2015 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

Distributions paid from Institutional Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2015	January 31, 2015
Ordinary Income	$ -0-	$ 422,282
Short-Term Capital Gain	-0-	1,482,573
Long-Term Capital Gain	-0-	387,796
	$ -0-	$ 2,292,651

Distributions paid from Retail Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2015	January 31, 2015
Ordinary Income	$ -0-	$ 151,767
Short-Term Capital Gain	-0-	678,179
Long-Term Capital Gain	-0-	177,391
	$ -0-	$ 1,007,337

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Semi-Annual Report 14

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: Sept.17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: Sept.17, 2015 By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: September 17, 2015